BASIS OF PRESENTATION - Credit Risk (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Concentration Risk [Line Items]
Cash	$ 376	$ 123			$ 905
Accounts receivable, net	2,065	3,601	$ 5,632	$ 8,707	15,143	$ 27,810
Due from MSAs					5,006
Credit Risk
Concentration Risk [Line Items]
Cash	376	123			905
Accounts receivable, net	2,065	3,601			15,143
Due from MSAs					4,913
Total	$ 2,441	$ 3,724			$ 20,961